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                                U.S. Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1997

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1997
                                   (unaudited)

  Shares                                                                Value
                                                                     -----------
           COMMON STOCKS (99.8%)

            AEROSPACE/DEFENSE (1.8%)
   10,514   Boeing Co. ............................................. $ 1,036,943
                                                                     -----------
            APPLIANCES (2.8%)
   50,000   Sunbeam Corp., Inc. ....................................   1,587,500
                                                                     -----------
            BANKING (3.7%)
   16,000   BankBoston Corp. .......................................   1,164,000
   19,000   SunTrust Banks, Inc. ...................................     964,250
                                                                     -----------
                                                                       2,128,250
                                                                     -----------
            CHEMICALS (2.4%)
   11,000   FMC Corp.* .............................................     738,375
   13,000   Praxair, Inc. ..........................................     671,125
                                                                     -----------
                                                                       1,409,500
                                                                     -----------
            COMPUTER RELATED (9.1%)
   38,000   3Com Corp.* ............................................   1,104,375
   20,000   Cisco Systems, Inc.* ...................................   1,036,250
   10,000   International Business
              Machines Corp. .......................................   1,607,500
   38,000   Stratus Computer, Inc.* ................................   1,477,250
                                                                     -----------
                                                                       5,225,375
                                                                     -----------
            COMPUTER SERVICES (2.8%)
   30,500   Computer Associates
              International, Inc. ..................................   1,586,000
                                                                     -----------
            COMPUTER SOFTWARE (5.0%)
   46,500   Bay Networks, Inc.* ....................................     825,375
   42,750   Cadence Design
              Systems, Inc.* .......................................   1,368,000
   20,000   Electronic Data
              Systems Corp. ........................................     667,500
                                                                     -----------
                                                                       2,860,875
                                                                     -----------
            COSMETICS & TOILETRIES (1.8%)
   17,000   Avon Products, Inc. ....................................   1,047,625
                                                                     -----------
            ELECTRICAL EQUIPMENT (3.4%)
   10,500   General Electric Co. ...................................   1,164,187
   12,000   Raychem Corp. ..........................................     774,000
                                                                     -----------
                                                                       1,938,187
                                                                     -----------
            ELECTRIC POWER (0.8%)
   17,000   DTE Energy Co. .........................................     454,750
                                                                     -----------
            EXPLORATION/DRILLING (3.3%)
   28,000   Noble Affiliates, Inc. .................................   1,001,000
   34,000   Union Pacific Resouces
              Group, Inc. ..........................................     922,250
                                                                     -----------
                                                                       1,923,250
                                                                     -----------
            FINANCIAL SERVICES (4.4%)
   36,000   Fannie Mae .............................................   1,480,500
   21,000   PMI Group, Inc. (The) ..................................   1,073,625
                                                                     -----------
                                                                       2,554,125
                                                                     -----------
            FOOD & BEVERAGES (6.7%)
   29,000   Heinz (H.J.) Co. .......................................   1,203,500
   38,000   PepsiCo, Inc. ..........................................   1,325,250
   33,000   Quaker Oats Co. ........................................   1,320,000
                                                                     -----------
                                                                       3,848,750
                                                                     -----------
            INSURANCE (3.9%)
    9,500   American International
              Group, Inc. ..........................................   1,220,750
   35,000   Everest Reinsurance
              Holdings., Inc. ......................................   1,006,250
                                                                     -----------
                                                                       2,227,000
                                                                     -----------
            MACHINERY/EQUIPMENT (5.6%)
   10,000   Caterpillar, Inc. ......................................     890,000
   25,200   Deere & Co. ............................................   1,159,200
   24,000   Sundstrand Corp. .......................................   1,170,000
                                                                     -----------
                                                                       3,219,200
                                                                     -----------
            MEDIA (1.7%)
   50,000   Cox Communications, Inc.* ..............................     975,000
                                                                     -----------
            MEDICAL SUPPLIES & SERVICES (9.7%)
   32,000   Bausch & Lomb, Inc. ....................................   1,292,000
   20,000   Baxter International, Inc. .............................     957,500
   30,000   Beckman Instruments, Inc. . ............................   1,260,000
   16,000   Guidant Corp. .........................................    1,092,000
   14,000   Medtronic, Inc. .......................................      969,500
                                                                     -----------
                                                                       5,571,000
                                                                     -----------

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)

  Shares                                                                  Value
            NATURAL GAS (2.3%)
   10,000   Consolidated Natural
              Gas Co. .............................................   $  503,750
   28,000   MCN Energy Group, Inc. ................................      801,500
                                                                     -----------
                                                                       1,305,250
                                                                     -----------
            OIL (5.5%)
   12,000   Amoco Corp. ..........................................     1,003,500
   17,000   Halliburton Co. ......................................     1,200,625
    7,300   Mobil Corp. ..........................................       949,000
                                                                     -----------
                                                                       3,153,125
                                                                     -----------
            PAPER/FOREST PRODUCTS (4.1%)
   23,000   Bowater, Inc. ........................................       994,750
   13,000   Consolidated Papers, Inc. . ...........................      698,750
   10,000   Willamette Industries, Inc. ...........................      637,500
                                                                     -----------
                                                                       2,331,000
                                                                     -----------
            PHARMACEUTICALS (2.1%)
   14,000   Lilly (Eli) & Co. ....................................     1,230,250
                                                                     -----------
            PHOTO & OPTICAL (2.0%)
   13,500   Eastman Kodak Co. ....................................     1,127,250
                                                                     -----------
            REAL ESTATE (1.8%)
   45,000   Security Capital
              Pacific Trust ......................................     1,023,750
                                                                     -----------
            RECREATION (2.0%)
   14,000   Walt Disney Co. (The) ................................     1,148,000
                                                                     -----------
            RESTAURANT/LODGING (1.9%)
   40,000   Hilton Hotels Corp. ..................................     1,080,000
                                                                     -----------
            RETAIL (6.0%)
   47,000   Costco Companies, Inc.* ..............................     1,360,063
   25,000   Lowe's Companies, Inc. ...............................       950,000
   41,000   Toys "R" Us, Inc.* ...................................     1,168,500
                                                                     -----------
                                                                       3,478,563
                                                                     -----------
            STEEL (1.8%)
   40,000   Allegheny Teledyne, Inc. .............................     1,065,000
                                                                     -----------
            TELECOMMUNICATIONS (1.4%)
   33,600   WorldCom, Inc.* ......................................       804,300
                                                                     -----------

TOTAL INVESTMENTS (identified cost
   $43,448,730)(a) ................................      99.8%       $57,339,818
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....       0.2            136,280
                                                        -----        -----------
NET ASSETS  .......................................     100.0%       $57,476,098
                                                        =====        ===========
-------------
*    Non-income producing security

(a) The aggregate cost for federal income tax purposes is $43,448,730, the aggregate gross unrealized appreciation is $14,972,526, and the aggregate gross unrealized depreciation is $1,081,438, resulting in net unrealized appreciation of $13,891,088.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1997
                                   (unaudited)

ASSETS:
   Investments in securities, at value (identified
      cost $43,448,730) (Note 1) ............................      $ 57,339,818
   Cash .....................................................           793,943
   Receivables for:
     Investments sold .......................................           103,135
     Dividends ..............................................            23,305
   Deferred organization expenses (Note 1) ..................             1,045
                                                                   ------------
         Total Assets .......................................        58,261,246
                                                                   ------------

LIABILITIES:
   Payables for:
     Capital stock redeemed .................................           730,997
     Expense payment fee (Note 2) ...........................            49,599
     Administrative fee (Note 2) ............................             4,552
                                                                   ------------
         Total Liabilities ..................................           785,148
                                                                   ------------
NET ASSETS ..................................................      $ 57,476,098
                                                                   ============
Net Assets Consist of:
   Paid-in capital ..........................................      $ 41,180,627
   Distributions in excess of net investment income .........            (4,169)
   Accumulated net realized gain ............................         2,408,552
   Net unrealized appreciation ..............................        13,891,088
                                                                   ------------
Net Assets ..................................................      $ 57,476,098
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($57,476,098 / 1,282,630 shares) ......................            $44.81
                                                                         ======

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1997
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividends .................................................   $  467,019
                                                                      ----------
      Expenses:
        Expense payment fee (Note 2) ..............................      280,064
        Administrative fee (Note 2) ...............................       40,326
        Amortization of organization expenses .....................        2,215
                                                                      ----------
            Total Expenses ........................................      322,605
                                                                      ----------
            Net Investment Income .................................      144,414
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
        Net realized gain on investments ..........................    2,504,211
        Net change in unrealized appreciation on investments ......    2,296,035
                                                                      ----------
            Net Realized and Unrealized Gain ......................    4,800,246
                                                                      ----------
            Net Increase in Net Assets Resulting from Operations ..   $4,944,660
                                                                      ==========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     For the          For the
                                                 six months ended    year ended
                                                  April 30, 1997    October 31,
                                                   (unaudited)          1996
                                                   ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment income ..................   $    144,414    $    171,797
        Net realized gain on investments .......      2,504,211       1,528,243
        Net change in unrealized
              appreciation on investments ......      2,296,035       5,413,968
                                                   ------------    ------------
            Net increase in net
             assets resulting
             from operations ...................      4,944,660       7,114,008
                                                   ------------    ------------

    Dividends and distributions
        declared (Note 1):
        From net investment income .............       (182,214)       (199,768)
        From net realized gains ................     (1,598,748)       (781,118)
                                                   ------------    ------------
            Total dividends and
              distributions declared ...........     (1,780,962)       (980,886)
                                                   ------------    ------------
    Capital stock transactions (Note 4):
        Net proceeds from sales of
            capital stock ......................      7,073,169      20,795,408
        Net asset value of capital stock
            issued to shareholders in
            reinvestment of distributions ......      1,166,332         662,852
        Net cost of capital stock redeemed .....     (4,699,797)     (8,818,369)
                                                   ------------    ------------
            Net increase in net assets
              resulting from capital
              stock transactions ...............      3,539,704      12,639,891
                                                   ------------    ------------
              Total increase in net assets .....      6,703,402      18,773,013

NET ASSETS:
    Beginning of period ........................     50,772,696      31,999,683
                                                   ------------    ------------
    End of period (distribution in excess
         of net investment income of $4,169
         and undistributed net investment
         income of $33,631) ....................   $ 57,476,098    $ 50,772,696
                                                   ============    ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                               For the six                                             For the period
                                              months ended                                             July 23, 1992
                                                April 30,       For the years ended October 31,       (commencement of
                                                  1997       --------------------------------------    operations) to
                                               (unaudited)   1996       1995       1994       1993     October 31,1992
                                               -----------  -------    ------     -------    -------  ----------------
Net asset value, beginning of period..........    $42.30     $36.46     $29.84     $28.80     $25.77       $25.00

Income from investment operations:
  Net investment income.......................      0.12       0.16       0.26       0.26       0.28         0.07
  Net realized and unrealized gain ...........      3.88       6.75       7.15       1.05       3.04         0.76

Less dividends and distributions from (Note 1):
  Net investment income.......................     (0.15)     (0.20)     (0.28)     (0.17)     (0.29)       (0.06)
  Net realized gains .........................     (1.34)     (0.87)     (0.51)     (0.10)       --           --
                                                  ------     ------     ------     ------     ------       ------
Net asset value, end of period................    $44.81     $42.30     $36.46     $29.84     $28.80       $25.77
                                                  ======     ======     ======     ======     ======       ======
Total Return..................................      9.64%(1)  19.32%(1)  25.50%(1)   4.61%(1)  12.91%(1)     3.32%(1)

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...   $57,476   $ 50,773   $ 32,000   $ 22,124    $10,992       $2,378
  Expenses as a percentage
   of average net assets......................      1.20%(1,2) 1.20%(1)   1.20%(1)   1.20%(1)   1.20%(1)     1.20%(1,2)
  Ratio of net investment income
   to average net assets......................      0.55%(2)   0.40%      0.84%      1.06%      1.07%        1.20%(2)
  Portfolio turnover rate.....................        28%        42%        69%        61%        52%           2%
  Average commission rate
   paid per share.............................     $0.08      $0.08      $0.08        --         --           --

------------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

     Ratio of  expenses to
      average net
      assets..............  1.21%(2)  1.21%    1.28%  1.46%    2.09%   5.58%(2)
     Total return.........  9.63%    19.31%   25.42%  4.35%   12.02%  (1.06)%(2)

     The expense payment agreement will terminate on July 1, 1997. At current asset levels, management believes that the ratio of expenses to average net assets would be at least 1.20%.

     Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1996 and 1995 reflect fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.30% and 1.38%, respectively.

(2)  Annualized.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

          B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          C. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization and initial public offering of its shares are being amortized on a straight-line basis over a five-year period.

          D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

          E. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

                       THE 59 WALL STREET U.S. EQUITY FUND

                                   (unaudited)

     2. Transactions with Affiliates.

     Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

     Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1997, the Fund incurred $40,326 for administrative services.

     Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

     Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Fund's average daily net assets. For the six months ended April 30, 1997, 59 Wall Street Administrators, Inc. incurred approximately $276,770 in expenses, including investment advisory fees of $174,744 and shareholder servicing/eligible institution fees of $67,209, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on July 1, 1997.

     3. Investment Transactions. For the six months ended April 30, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $15,097,515 and $15,237,387, respectively. For that same period, the Fund paid brokerage commissions of $16,316 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Fund paid pursuant to the expense payment agreement were reduced by $15,350 as a result of an expense offset arrangement with the Fund's custodian.

     4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                      For the six      For the
                                                     months ended    year ended
                                                       April 30,     October 31,
                                                         1997           1996
                                                     ------------    -----------
Capital stock sold...................................    161,706        528,010
Capital stock issued in connection with
  reinvestment of dividends and distributions........     27,232         17,456
Capital stock repurchased............................   (106,512)      (222,860)
                                                         -------        -------
Net increase.........................................     82,426        322,606
                                                         =======        =======

The 59 Wall Street Fund, Inc.

Investment Adviser and
   Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.